CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

US$ MILLIONS	2025	2024
Cash	$1,323	$1,296
Cash equivalents(1)	735	686
Restricted cash(2),(3)	1,143	89
Total cash and cash equivalents	$3,201	$2,071

(1)Short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(2)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.
(3)As at December 31, 2025, the Brookfield Infrastructure held $1.1 billion of cash in escrow in connection with the acquisition of a North American railcar leasing platform through a joint venture with GATX Corporation (“GATX”) (see Note 13 – Investments in Associates and Joint Ventures, for further details), a transaction that closed on January 1, 2026. The funds were restricted from general use as at December 31, 2025 due to the timing of the closing and were released shortly thereafter. Accordingly, the balance has been presented as restricted cash within current assets.